Taxation (Tables)	12 Months Ended
Dec. 31, 2017
Taxation
Schedule of the combined effects of EIT exemptions and tax rate reductions

The following table presents the combined effects of EIT exemptions and tax rate reductions enjoyed by the Group for the years ended December 31, 2015, 2016 and 2017 (in thousands except per share data):

	For the year ended December 31,
	2015	2016	2017
	RMB	RMB	RMB
Aggregate amount of EIT exemptions and tax rate reductions	895,725	1,417,150	1,464,587

Earnings per share effect, basic	0.27	0.43	0.45

Earnings per share effect, diluted	0.27	0.43	0.44

Schedule of component of income tax expenses

The following table sets forth the component of income tax expenses of the Group for the years ended December 31, 2015, 2016 and 2017 (in thousands):

	For the year ended December 31,
	2015	2016	2017
	RMB	RMB	RMB
Current tax expense	1,420,693	2,035,822	2,600,406
Deferred tax (benefit)/expense	(147,285)	66,676	(438,043)

Income tax expenses	1,273,408	2,102,498	2,162,363

Schedule of reconciliation of the differences between the statutory income tax rate and the Group's effective income tax rate

	For the year ended December 31,
	2015	2016	2017
	%	%	%
Statutory income tax rate	25.0	25.0	25.0
Permanent differences	(1.5)	(0.8)	(0.5)
Effect due to overseas tax-exempt entities	(0.3)	(0.1)	(0.5)
Effect of lower tax rate applicable to Software Enterprises, Key Software Enterprise and HNTEs	(11.6)	(13.3)	(16.2)
Change in valuation allowance	1.9	1.4	3.4
Effect of withholding income tax	2.2	2.9	5.4

Effective income tax rate	15.7	15.1	16.6

Summary of net operating tax loss carry forwards

As of December 31, 2017, certain entities of the Group had net operating tax loss carry forwards as follows (in thousands):

RMB
Loss expiring in 2018	142,614
Loss expiring in 2019	141,227
Loss expiring in 2020	117,944
Loss expiring in 2021	346,214
Loss expiring in 2022	1,581,834

2,329,833

Schedule of tax impact of significant temporary differences that give rise to the deferred tax assets and liabilities

The following table presents the tax impact of significant temporary differences that give rise to the deferred tax assets and liabilities as of December 31, 2016 and 2017 (in thousands):

	December 31,	December 31,
	2016	2017
	RMB	RMB
Deferred tax assets:
Deferred revenue, primarily for advanced payments from online games customers	224,994	285,919
Accruals	336,063	510,522
Depreciation of fixed assets	1,732	3,697
Amortization of Intangible assets	22,252	55,168
Net operating tax loss carry forward	342,710	742,512

	927,751	1, 597,818
Less: valuation allowance	(367,428)	(774,323)

Total	560,323	823,495

Schedule of movement of the aggregate valuation allowances for deferred tax assets

The following table sets forth the movement of the aggregate valuation allowances for deferred tax assets for the periods presented (in thousands):

	Balance at	Provision/(reversal)	Balance at
	January 1	for the year	December 31
	RMB	RMB	RMB
2015	209,327	14,317	223,644
2016	223,644	143,784	367,428
2017	367,428	406,895	774,323